Noncontrolling Interests (Details) $ in Thousands, ¥ in Millions	1 Months Ended			9 Months Ended	12 Months Ended
	Nov. 30, 2018	Feb. 28, 2018	Mar. 31, 2017 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 23, 2021 shares	Dec. 31, 2020 CNY (¥) shares
Noncontrolling Interests (Details) [Line Items]
Percentage of equity interest			17.39%
Cash consideration received			$ 400,000
Redemption of noncontroling equity interest percentage		14.05%
Simple annual interest percentage		6.00%
Group paid capital				$ 30,000	$ 30,000		$ 211,566		¥ 214.2
Exiting noncontrolling interests at redemption value						$ 114,870
Compounded interest rate					10.00%
Interest rate paid in cash each year					5.00%
Financing total amount					$ 200,000
Minimum repayment					$ 30,000				¥ 214.2
Repayment percentage					15.00%
Estimated proceeds from financing					$ 400,000
Simple interest rate					6.00%
Ordinary shares converted from warrants (in Shares) | shares					10,631,671
Noncontrolling shareholders							1,016
Accrual for the performance guarantee compensation					$ 1,168
Net loss attributable to noncontrolling interests						2,123	4,783
Simple annual interest		6.00%
Convertible of common shares (in Shares) | shares								17,253,182
Maximum [Member]
Noncontrolling Interests (Details) [Line Items]
Shares issued (in Shares) | shares					17,253,182				17,253,182
Investors [Member]
Noncontrolling Interests (Details) [Line Items]
Pursuant to remaining amount				$ 99,038
Exiting Interest Capital [Member]
Noncontrolling Interests (Details) [Line Items]
Group paid capital						28,986
Payable to exiting investors							200,000
Exiting Investors Interest [Member]
Noncontrolling Interests (Details) [Line Items]
Group paid capital						3,714
Payable to exiting investors							$ 11,566
Exiting Investors [Member]
Noncontrolling Interests (Details) [Line Items]
Group paid capital						32,700
Payable to exiting investors					$ 30,000				¥ 214.2
Financing total amount					200,000
Investors [Member]
Noncontrolling Interests (Details) [Line Items]
Group paid capital					$ 30,000				¥ 214.2
Investor [Member]
Noncontrolling Interests (Details) [Line Items]
Repayment percentage					20.00%
MVST SPV [Member]
Noncontrolling Interests (Details) [Line Items]
Shares issued (in Shares) | shares					17,253,182				17,253,182
Hongwei’s [Member]
Noncontrolling Interests (Details) [Line Items]
Settled an outstanding loan						14,544
Non-controlling interest transferred to additional paid in capital						$ 7,771
Minimum [Member]
Noncontrolling Interests (Details) [Line Items]
Interest rate percentage					6.00%
Financing total amount					$ 200,000
Annual interest rate	6.00%
Shares issued (in Shares) | shares					10,631,671				10,631,671
Maximum [Member]
Noncontrolling Interests (Details) [Line Items]
Interest rate percentage					10.00%
Financing total amount					$ 400,000
Annual interest rate	12.00%